Lease Agreements - Additional Information (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2026 USD ($)	Apr. 10, 2026 USD ($)	Apr. 30, 2026 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($) ft²
Lessee, Lease, Description [Line Items]
Lease cost				$ 6,700,000	$ 2,400,000	$ 9,200,000	$ 4,700,000
Operating lease cost				6,200,000	1,800,000	8,100,000	3,700,000
Variable lease cost				400,000	600,000	1,100,000	1,000,000
Cash paid for operating leases						13,400,000	100,000	$ 2,600,000
Operating lease term								8 years 9 months 18 days	9 years 9 months 18 days
Discount rate of operating lease								8.30%	8.30%
Payments to landlord on lease termination				(10,000,000)		(10,000,000)
Security Deposit				500		500
Long-Lived Asset, Held and Used, Impairment Loss						1,625,000	0
Payments for Rent						2,900,000
Short-Term Lease, Cost				$ 46,000	$ 0	$ 46,000	$ 0
2024 Lease
Lessee, Lease, Description [Line Items]
Area of square feet | ft²										80,168
Operating lease term				120 months		120 months
Right to extend the term				60 months		60 months
Restricted cash deposit used as collateral for letter of credit			$ 500,000	$ 0		$ 0				$ 600,000
Estimated incremental borrowing rate				8.30%		8.30%				8.30%
Lease expiration date			Oct. 31, 2034
Lease cost								$ 9,600,000	$ 4,000,000
Operating lease cost								7,300,000	3,600,000
Variable lease cost								$ 2,300,000	$ 400,000
Operating lease term								8 years 9 months 18 days
Discount rate of operating lease								8.30%
Reduction In Lease Expiration Period			100 months
Payments to landlord on lease termination		$ 10,000,000		$ 10,000,000		$ 10,000,000
Security Deposit		500,000
Aggregate Payments Made To Landlord On Lease Termination	$ 10,500,000	$ 10,500,000
Lease Modification Operating Lease Liability				$ 11,700,000		11,700,000
Lease Modification Operating Lease Cost WindDown	6,200,000
Long-Lived Asset, Held and Used, Impairment Loss						$ 1,600,000
Long-Lived Asset, Held and Used, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]						Operating Expenses
Repayment Related To Lease Termination						$ 11,200,000
Payments for Rent						$ 1,200,000
Lessee, Operating Lease, Term of Contract				120 months		120 months
Operating Lease, Liability				$ 0		$ 0		$ 49,035,000
2024 Lease | Furniture and Fixtures [Member]
Lessee, Lease, Description [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss						1,400,000
2024 Lease | Laboratory Equipment [Member]
Lessee, Lease, Description [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss						200,000
2024 Lease | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Lessee, Lease, Description [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss						500,000
2024 Lease | Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses | Leasehold Improvements [Member]
Lessee, Lease, Description [Line Items]
Depreciation	$ 800					800,000
2024 Lease | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Lessee, Lease, Description [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss						1,100,000
2026 Lease
Lessee, Lease, Description [Line Items]
Area of square feet | ft²			10,822
Operating lease term		12 months	12 months
Security Deposit			$ 77,000
Payments for Rent			$ 56,000
Lessee, Operating Lease, Term of Contract		12 months	12 months
Operating Lease, Liability				$ 0		$ 0